Convertible Promissory Notes	9 Months Ended
Sep. 30, 2014
Convertible Promissory Notes
Convertible Promissory Notes

NOTE 6 – CONVERTIBLE PROMISSORY NOTES

On January 15, March 29, April 16, August 13, and September 25, 2014 the following amounts were paid by a third party on behalf of the Company for legal, accounting and auditing services provided to Ceberus: $12,371 (legal), $9,500 (accounting) and $26,962 (auditing). On August 14 and September 26, 2014 Convertible Promissory Notes in the amounts of $36,918 and $11,915, respectively (for a total of $48,833) were executed to memorialize the obligation of Orbis to repay the funds. The terms of the Notes are as follows:

Principal and Interest. Interest shall accrue on the unpaid principal balance and any unpaid late fees or other fees under this Note at a rate of ten percent (10.0%) per annum until the full amount of the principal and fees has been paid. The entire unpaid principal balance and all accrued and unpaid interest, if any, under this Note, shall be due and payable on the date that is twelve (12) months from the note date. Accrued interest payable at September 30, 2014 amounted to $478.

Payment. Unless prepaid or converted in accordance herewith, all principal and accrued interest under this Note is payable in one lump sum on the Note Maturity Date. All payments of interest and principal shall be (i) in lawful money of the United States of America, and (ii) in the form of immediately available funds. All payments shall be applied first to costs of collection, if any, then to accrued and unpaid interest, and thereafter to principal.

Lender Optional Conversion to Shares. Beginning on the date of issuance of this Note, lender is entitled to convert all amounts due hereunder into shares of the Company’s Common Stock at the Conversion Price. Conversion rights shall terminate upon acceptance by lender of payment in full of principal, accrued interest and any other amounts due under this Note.

Calculation. The number of shares of the Company’s Common Stock to be issued upon conversion of this Debenture shall be determined by dividing (x) the amount of principal and accrued and unpaid interest to be converted by (y) the Conversion Price then in effect.

Conversion Price; Number of Shares. The conversion price shall be computed by dividing the principal sum and any accrued interest outstanding on the Promissory Note by the average volume weighted average price of the Company’s common stock over the seven (7) trading says prior to the Conversion Date and then multiplying the result by 80% (20% discount to market) or $0.01 whichever is greater (the “Conversion Price”). Provided however, that if no market exists, then Conversion Price shall be $0.01 per share.